Nationwide Mutual Funds

1000 Continental Drive, Suite 400

King of Prussia, PA 19406

Nationwide Fund Distributors LLC

1000 Continental Drive, Suite 400

King of Prussia, PA 19406

August 12, 2014

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Mutual Funds –

Registration Statement on Form N-14 (File Number: 333-197021)

Request for Acceleration

Dear Sir or Madam:

Filed herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form N-14 (the “Registration Statement”) of Nationwide Mutual Funds (the “Registrant”) filed on June 25, 2014 pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”). The Registration Statement was filed to register Class A, Class C, Institutional Class and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide HighMark Short Term Bond Fund (the “Short Term Bond Fund”), a series of the Registrant, that will be issued to the shareholders of the Nationwide Short Duration Bond Fund (the “Short Duration Bond Fund”), a series of the Registrant, in connection with the transfer of substantially all of the assets of the Short Duration Bond Fund to the Short Term Bond Fund in exchange for Class A, Class C, Institutional Class and Institutional Service Class shares of beneficial interest of the Short Term Bond Fund pursuant to the Plan of Reorganization approved by the Board of Trustees. The Amendment is being filed to respond to comments from Mr. James E. O’Connor and Ms. Christine DiAngelo Fettig, both staff of the Securities and Exchange Commission (the “Commission”).

Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Nationwide Fund Distributors LLC, respectfully request that the effectiveness of the Registrant’s Registration Statement, as amended by the Pre-Effective Amendment, be accelerated to Tuesday, August 12, 2014, or as soon as practicable thereafter. It is our understanding that Ms. DiAngelo Fettig has previously discussed the possible acceleration of the Registration Statement, as amended by the Pre-Effective Amendment, with Cillian M. Lynch of Stradley Ronon Stevens & Young, LLP.

Filing Desk

U.S. Securities and Exchange Commission

August 12, 2014

Acceleration of the effectiveness of the Amendment is necessary so that the Registrant may deliver the Registration Statement to shareholders on or about August 15, 2014, in order to provide timely notice to shareholders of the reorganization of the Short Duration Bond Fund into the Short Term Bond Fund.

In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant’s filing; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Thank you for your prompt attention to the request for acceleration of the effective date of the Amendment and the request for selective review. Please contact Peter Hong at (202) 419-8429 if you have any questions or need further information.

Sincerely,

/s/ Allan J. Oster	/s/ Lee Cummings
Name: Allan J. Oster	Name: Lee Cummings
Title: Assistant Secretary	Title: Senior Vice President
Nationwide Mutual Funds	Nationwide Fund Distributors LLC

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